SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2023
Notes
SIGNIFICANT ACCOUNTING POLICIES

3.SIGNIFICANT ACCOUNTING POLICIES

Cash

Cash comprises deposits in banks that are readily convertible into a known amount of cash, or with an initial maturity of less than 90 days.

Foreign currency translation and transactions

Translation of foreign currency transactions

Transactions in foreign currencies are translated using the exchange rate prevailing at the date of the transaction. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Exchange differences arising from the transactions are recorded in profit or loss for the period, except for exchange differences relating to borrowings hedging net investments denominated in the consolidated subsidiaries’ currency. These differences are recognized in other comprehensive income as currency translation differences until the disposal of the net investment. Exchange differences arising from operating transactions are recorded in operating profit for the period; exchange differences related to financing transactions are recognized as finance costs or income, or in other comprehensive income.

Translation of foreign operations

The assets and liabilities of a foreign operation, including goodwill and fair value adjustments arising from the acquisition, are translated in Canadian dollars at year-end exchange rates. Income and expenses, and cash flows of a foreign operation are translated in Canadian dollars using average exchange rates. Differences resulting from translating foreign operations are reported as translation differences in equity. When a foreign operation is disposed of, the translation differences previously recognized in equity are reclassified to profit or loss.

Financial instruments

The following is the Company’s accounting policy for financial instruments under IFRS 9:

Financial assets

(i) Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

(ii) Measurement

Financial assets at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed to profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are recognized in profit and loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

(iii) Impairment of financial assets at amortized cost

IFRS 9 uses the expected credit loss (“ECL”) model. The credit loss model groups receivables based on similar credit risk characteristics and days past due in order to estimate bad debts. The ECL model applies to the Company’s receivables.

An ‘expected credit loss’ impairment model requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

(iv) Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

Financial liabilities are designated as either: (i) FVTPL; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statements of financial position subsequent to inception and how changes in value are recorded.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or when they expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.

Exploration and evaluation assets

Exploration and evaluation assets comprise of the costs of acquiring these assets, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying options. Costs incurred before the Company has obtained the legal rights to explore an area are expensed as incurred. Further acquisition costs incurred once the Company has obtained the legal rights to explore an area are capitalized.

Costs associated with exploration and evaluation activities as well as property taxes payable to maintain good standing of the exploration and evaluation assets are expensed as period costs. Government tax credits received are recorded as a reduction to the exploration and evaluation expenditures for the reporting period.

From time to time, the Company may acquire or dispose of a mineral property interest pursuant to the terms of an option agreement. As such options are exercisable entirely at the discretion of the optionee, the amounts payable or receivable are not recorded at the time of the agreement. Option payments are recorded as exploration expenditure or recoveries when the payments are made or received.

Exploration and evaluation assets are tested for impairment if facts or circumstances indicate that impairment exists.  Examples of such facts and circumstances are as follows:

•the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•substantive expenditures on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

•sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Although the Company has taken steps that it considers adequate to verify title to exploration and evaluation assets which it has an interest in, these procedures do not guarantee the Company’s title.

Restoration and environmental obligations

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of the assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future restoration cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to the related asset along with a corresponding increase in the restoration provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value.

As at January 31, 2023, 2022 and 2021, the Company had not recognized any provisions for restoration and environmental obligations.

Equipment

Equipment is recorded at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. This includes the purchase price, any other costs directly attributable to bringing the assets to a working condition for intended use and the costs of dismantling and removing the items and restoring the site on which they are located.

Where an item of equipment comprises significant parts with useful lives that are significantly different from that of the asset as a whole, the parts are accounted for as separate items of equipment and depreciated accordingly. An item of equipment is derecognized upon disposal, or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from derecognizing an asset determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized through profit or loss.

Equipment is depreciated over its estimated useful life. Interest incurred during construction of facilities is capitalized and depreciated over the life of the asset. Costs for normal repairs and maintenance that do not extend economic life or improve service potential are expensed as incurred. Costs of improvements that extend economic life or improve service potential are capitalized and depreciated over the estimated remaining useful life.

The Company commences recording depreciation when the assets are in a working condition ready for use. The Company’s equipment consists of trucks that are being used in the Company’s exploration programs, which are being depreciated using the diminishing balance method at 30%.

Impairment of assets

The carrying amount of the Company’s assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. The estimated future cash flows are discounted to their present value using a pre‐tax discount rate that reflects the current market assessments of the time value of money and the risks to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Income taxes

Income tax is recognized in net loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case it is recognized in equity or other comprehensive income. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash are valued based on their fair value at the date the shares are issued.

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The Company considers the fair value of common shares issued in a private placement to be the more easily measurable component and the common shares are valued at their fair value, as determined by the closing quoted bid price on the issue date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as reserves.

Share purchase warrants issued on a standalone basis are recognized at the fair value using the Black-Scholes Option Pricing Model at the date of issue. The value is initially recorded as a part of reserves in equity at the recognized fair value. Upon exercise of the share purchase warrants, the previously recognized fair value of the warrants exercised is reallocated to share capital from reserves. The proceeds generated from the payment of the exercise price are also allocated to share capital.

Share-based payment

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods.  Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received.  The corresponding amount is recorded to the share-based payment reserve.  The fair values of the instruments are determined using the Black-Scholes Option Pricing Model. The number of the instruments expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the instruments granted shall be based on the number of the instruments that eventually vest.

Income/(loss) per share

Basic income/(loss) per share is calculated by dividing the income/(loss) attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the income/(loss) attributable to common shareholders equals the reported income/(loss) attributable to owners of the Company.  Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted income per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. The Company’s diluted loss per share does not include the effect of stock options or warrants as they are anti-dilutive.